Financing Liabilities - Financing Liabilities Presented in Non-current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	¥ 5,857,496	¥ 5,562,363
Reclassification to current liabilities (Current portion)	(1,715,158)	(1,680,614)
Total	4,142,338	3,881,749
Loans [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	1,235,791	1,253,429
Medium-term notes [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	3,151,868	2,885,168
Corporate bonds [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	444,517	454,543
Asset-backed securities [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	¥ 1,025,320	¥ 969,223